Expense Example - Class K - BlackRock Total Factor Fund - Class K Shares	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	$ 941